SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 248,590	$ 246,982	$ 237,730
Total long-lived assets	11,384	9,832	8,939
Goodwill	50,217	50,217
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	92,446	94,161	93,752
Total long-lived assets	2,808	2,749	3,263
Goodwill	37,009	37,009	37,009
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	42,536	48,157	50,095
Total long-lived assets	6,196	4,542	4,133
Goodwill	13,208	13,208	13,208
China APAC [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	74,969	60,349	46,585
Total long-lived assets	1,377	1,465	515
Goodwill
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	38,639	44,315	47,298
Total long-lived assets	1,003	1,076	1,028
Goodwill